SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024		Jun. 30, 2025	Jun. 30, 2024		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenues (note 7)	$ 1,160	$ 1,144	[1]	$ 2,707	$ 2,384	[1]
Cost of revenues	890	1,059	[1]	1,857	1,975	[1]
Segment operational loss (gain)	6,797	3,113	[1]	13,372	6,430	[1]
Loss (gain) on revaluation of warrant liability	(4,135)	421	[1]	(3,735)	3,775	[1]
Tax income			[1]			[1]
Loss	12,591	3,174	[1]	19,345	3,570	[1]
Segment assets	46,098			46,098			$ 18,878
Segment liabilities	14,568			14,568			12,034
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	397	394		824	851
Cost of revenues	386	356		767	810
Segment operational loss (gain)	454	406		1,407	812
Other expenses
Tax income
Segment assets							1,043
Segment liabilities							717
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Segment assets	2,751			2,751			3,017
Segment liabilities	1,376			1,376			2,138
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Segment assets	43,347			43,347			14,818
Segment liabilities	13,192			13,192			$ 9,179
Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	979	1,047		2,332	2,231
SmartCarts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	181	97		375	153
Operating segments [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	1,160	1,144		2,707	2,384
Cost of revenues	890	1,059		1,857	1,975
Segment operational loss (gain)	6,797	3,113		13	6,430
Loss (gain) on revaluation of warrant liability	4,135	(421)		3,735	(3,775)
Other expenses
Financial expenses, net	223	62		(187)	80
Tax income
Loss	11,155	2,754		16,920	2,735
Operating segments [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	1,160	1,144		2,707	2,384
Cost of revenues	890	1,059		1,857	1,975
Operating segments [member] | Inter-segment [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)
Cost of revenues
Operating segments [member] | Precision metal parts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	979	1,047		2,332	2,231
Cost of revenues	890	869		1,847	1,740
Segment operational loss (gain)	140	155		66	176
Operating segments [member] | Precision metal parts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	979	1,047		2,332	2,231
Cost of revenues	890	869		1,847	1,740
Operating segments [member] | Precision metal parts [member] | Inter-segment [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)
Cost of revenues
Operating segments [member] | SmartCarts [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	181	97		375	153
Cost of revenues		190		10	235
Segment operational loss (gain)	6,657	2,958		13,306	6,254
Operating segments [member] | SmartCarts [member] | External [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)	181	97		375	153
Cost of revenues		190		10	235
Operating segments [member] | SmartCarts [member] | Inter-segment [member]
IfrsStatementLineItems [Line Items]
Revenues (note 7)
Cost of revenues

[1]	Reclassified due to discontinued operations.